OTHER LONG TERM ASSETS	12 Months Ended
Dec. 31, 2019
Miscellaneous non-current assets [abstract]
OTHER LONG TERM ASSETS

Note 11: - Other Long Term Assets

	December 31,
	2019	2018
	U.S. Dollars in thousands

Distribution right (1)	298	123
Long term pre-paid expenses	54	51
Total Other Long Term Assets	$352	$174

(1)	During 2018 and 2019 the Company entered into agreements for the distribution right of certain therapeutic products to be distributed in Israel, subject to Israeli Ministry of Health (“IL MOH”) marketing approval. Pursuant to the agreements, the Company was required to make certain upfront and milestone payments. These payments are accounted for as long term assets through obtaining IL MOH marketing authorization and it will be amortized during the product’s economic useful life. As of December 31, 2019 no amortization was recorded.